Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Annual Effects of Changes to Interest Rate for Balances of Loans Outstanding and Financial Liabilities with Variable Rates

The following table shows the annual effects of changes to the interest rate (+/- 1%) for the balances of the Group’s loans outstanding and financial liabilities with variable rates as of December 31, 2024 and 2023. An increase or decrease in the interest rates would result in a decrease or increase, respectively, on the Group’s income (loss) before income taxes as follows:

	Increase/decrease in interest rate	Effect on income (loss) before income taxes (USD ‘000)
2024	+/- 1%	-/+ 3,962
2023	+/- 1%	-/+ 5,763

Summary of Maturity Profile of Financial Liabilities

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows (in USD and thousands):

As of December 31, 2024	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Interest bearing loans and borrowings	$55,897	$434,480	$214,181	$2,914,660	$1,861,775	$5,480,993
Interest to be paid	121,883	182,730	287,064	631,732	276,079	1,499,488
Accounts payables	236,382	—	—	—	—	236,382
Forward foreign currency contracts	43,758	473,229	550,510	—	—	1,067,497
Accrued expenses and other current liabilities	186,299	122,458	—	—	—	308,757
Other non-current liabilities	—	—	25,652	—	—	25,652
Total	$644,219	$1,212,897	$1,077,407	$3,546,392	$2,137,854	$8,618,769

As of December 31, 2023	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Interest bearing loans and borrowings	$74,941	$195,947	$490,586	$2,033,506	$2,631,581	$5,426,561
Private Placement liability and derivative	—	—	—	4,058,199	—	4,058,199
Interest to be paid	132,999	276,882	382,834	751,157	393,575	1,937,447
Accounts payables	244,581	—	—	—	—	244,581
Accrued expenses and other current liabilities	189,073	68,581	—	—	—	257,654
Other non-current liabilities	—	—	171,281	—	—	171,281
Total	$641,594	$541,410	$1,044,701	$6,842,862	$3,025,156	$12,095,723

Summary of Changes in Liabilities Arising from Financing Activities

Changes in Liabilities Arising from Financing Activities

	January 1, 2024	Principal payments	Proceeds from borrowings	Transaction costs incurred for borrowings	Series C Conversion to ordinary shares	Reclassifications and other	December 31, 2024
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$253,020	$(269,770)	$—	$—	$—	$236,866	$220,116
Long-term portion of bank loans and financial liabilities	1,757,372	(38,980)	400,988	(39,366)	—	(256,357)	1,823,657
Secured Notes	1,015,657	—	—	—	—	1,844	1,017,501
Short-term portion of Unsecured Notes	—	—	—	—	—	249,650	249,650
Long-term portion of Unsecured Notes	2,270,246	—	—	—	—	(245,245)	2,025,001
Private Placement liability	1,394,552	—	—	—	(1,397,960)	3,408	—
Short-term portion of lease liabilities	24,670	(28,142)	—	—	—	32,416	28,944
Long-term portion of lease liabilities	227,956	—	—	—	—	(20,362)	207,594
Total liabilities from financing activities	$6,943,473	$(336,892)	$400,988	$(39,366)	$(1,397,960)	$2,220	$5,572,463

	January 1, 2023	Principal payments	Proceeds from borrowings	Transaction costs incurred for borrowings	Reclassifications and other	December 31, 2023
(in USD and thousands)
Short-term portion of bank loans and financial liabilities	$251,561	$(288,758)	$—	$—	$290,217	$253,020
Long-term portion of bank loans and financial liabilities	1,711,331	—	349,088	(41,337)	(261,710)	1,757,372
Secured Notes	1,670,392	(675,000)	-	—	20,265	1,015,657
Long-term portion of Unsecured Notes	1,555,857	—	720,000	(9,915)	4,304	2,270,246
Private Placement liability	1,384,780	—	—	—	9,772	1,394,552
Short-term portion of lease liabilities	22,991	(20,586)	—	—	22,265	24,670
Long-term portion of lease liabilities	239,419	—	—	—	(11,463)	227,956
Total liabilities from financing activities	$6,836,331	$(984,344)	$1,069,088	$(51,252)	$73,650	$6,943,473

Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of December 31, 2024 and 2023, except for fixed interest bank loans and financial liabilities, secured and unsecured notes, and the Private Placement liability, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2024	2023	2024	2023
Other non-current assets	$41,987	$55,593	$41,987	$55,593
Accounts and other receivables and prepaid expenses and other current assets	11,122	117,013	11,122	117,013
Total financial assets	$53,109	$172,606	$53,109	$172,606
Total current	$11,122	$117,013	$11,122	$117,013
Total non-current	$41,987	$55,593	$41,987	$55,593

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2024	2023	2024	2023
Forward foreign currency contracts	$39,797	$—	$39,797	$—
Bank loans and financial liabilities	2,043,773	2,010,392	2,084,552	2,009,895
Secured Notes	1,017,501	1,015,657	1,001,756	990,087
Unsecured Notes	2,274,651	2,270,246	2,345,481	2,312,358
Private Placement liability	—	1,394,552	—	1,406,649
Private Placement derivative	—	2,640,759	—	2,640,759
Warrant liability	—	134,270	—	134,270
Other non-current liabilities	1,991	3,410	1,991	3,410
Total financial liabilities	$5,377,713	$9,469,286	$5,473,577	$9,497,428
Total current	$494,568	$253,020	$499,237	$252,957
Total non-current	$4,883,145	$9,216,266	$4,974,340	$9,244,471

Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities

As of December 31, 2024 and 2023, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2024	2023	2024	2023
Level 1
Cash deposits	$51,384	$74,265	$51,384	$74,265
Restricted cash	—	75,786	—	75,786
Other	—	1,863	—	1,863
Level 2
Finance lease receivables	1,725	11,377	1,725	11,377
Forward foreign currency contracts	—	9,315	—	9,315
Total financial assets	$53,109	$172,606	$53,109	$172,606

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2024	2023	2024	2023
Level 2
Forward foreign currency contracts	$39,797	$—	$39,797	$—
Bank loans and financial liabilities	2,043,773	2,010,392	2,084,552	2,009,895
Secured Notes	1,017,501	1,015,657	1,001,756	990,087
Unsecured Notes	2,274,651	2,270,246	2,345,481	2,312,358
Level 3
Private Placement liability	—	1,394,552	—	1,406,649
Private Placement derivative	—	2,640,759	—	2,640,759
Warrant liability	—	134,270	—	134,270
Other	1,991	3,410	1,991	3,410
Total financial liabilities	$5,377,713	$9,469,286	$5,473,577	$9,497,428

Summary of Sensitivity of Fair Value to Significant Unobservable Inputs

The sensitivity of the fair value to the Level 3 significant unobservable inputs related to the warrant liability is outlined below:

Significant unobservable inputs	Fair value as of December 31, 2023 (in USD and thousands)
Fair Value	$134,270

Sensitivity Analysis
Ordinary share price
+ 5%	$147,157
- 5%	$121,408
Ordinary share volatility
+ 5%	$135,496
- 5%	$133,547

The sensitivity of the fair value to the Level 3 significant unobservable inputs related to the Private Placement derivative is outlined below:

Significant unobservable inputs	Fair value as of December 31, 2023 (in USD and thousands)
Fair Value	$2,640,759

Sensitivity Analysis
Ordinary share price
+ 5%	$2,842,062
- 5%	$2,439,916
Ordinary share volatility
+ 5%	$2,643,261
- 5%	$2,639,454